RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2023	May 31, 2026	May 31, 2025	Feb. 28, 2026		Feb. 28, 2025	May 04, 2026	Apr. 20, 2026	Mar. 25, 2026
Related Party Transaction [Line Items]
Bonus accrual		$ 129,687	$ 0	$ 132,268		$ 71,927
Loan payable-related party		35,722,326		33,672,294		32,801,345	$ 700,000	$ 277,778	$ 630,000
Interest accrued related party		84,956		79,268		51,575
Deferred compensation		1,990,751		1,811,856	[1]	$ 2,202,600
Incentive compensation plan payable		5,500,000		5,500,000
Discretionary compensation amount	$ 1,000,000
Share price						$ 0.80			$ 141
Fees for research and development		390,130	736,875	2,576,111		$ 2,541,180
Balance due amount		76,532		160,557		76,532
Net change, deferred compensation		178,895	(1,246,687)	(390,744)		1,663,833
Deferred compensation		1,990,751		1,811,856
Series G Preferred Stock [Member]
Related Party Transaction [Line Items]
Incentive compensation plan payable				$ 5,500,000		$ 4,000,000
Shares to be issued				1,500		1,500
Total accrued				$ 1,500,000		$ 1,500,000
Share price						$ 1,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Bonus accrual		250,000	250,000
Deferred compensation				390,744		$ 1,663,833
Incentive compensation plan payable		0	0	1,000,000.0		2,500,000
Balance of incentive compensation payable				1,390,744		836,167
Discretionary compensation amount	$ 1,000,000			1,500,000
Gross payments		71,105	1,496,687
Net change, deferred compensation		$ 178,895	$ 1,246,687
Chief Executive Officer [Member] | Series G Preferred Stock [Member]
Related Party Transaction [Line Items]
Share price		$ 1,000
Related Party [Member]
Related Party Transaction [Line Items]
Loan payable-related party		$ 331,946		461,633		329,365
Balance due to related party		$ 255,414		$ 285,638		$ 190,013
Percentage of interest expense due to related party		12.00%		12.00%		12.00%
Interest expenses		$ 157,513

[1]	Derived from audited information